Offerings - Offering: 1	Jul. 02, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	1(a). There is being registered hereunder an indeterminate principal amount or number of debt securities as may from time to time be issued at indeterminate prices. 1(b). In accordance with Rule 456(b) and Rule 457(r) of the rules and regulations under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.